PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 32.5%
Australia : 0.6%
27,433
Aristocrat Leisure Ltd.
$ 1,233,168
0.3
37,505
Goodman Group
734,212
0.1
4,945
REA Group Ltd.
739,103
0.2
2,706,483
0.6
Belgium : 0.2%
5,055
UCB SA
955,195
0.2
Canada : 1.7%
435  Constellation Software,
Inc.
1,499,452
0.3
9,815
(1)
Descartes Systems
Group, Inc.
1,094,016
0.3
9,610
Dollarama, Inc.
1,001,884
0.2
570  Fairfax Financial Holdings
Ltd.
819,504
0.2
8,070
Loblaw Cos. Ltd.
1,056,644
0.2
9,877
Royal Bank of Canada
1,167,285
0.3
4,831
WSP Global, Inc.
861,649
0.2
7,500,434
1.7
China : 0.2%
11,954  Tencent Holdings Ltd.,
ADR
736,486
0.2
France : 0.8%
9,220
Cie de Saint-Gobain
922,676
0.2
2,845
EssilorLuxottica SA
851,876
0.2
1,365  LVMH Moet Hennessy
Louis Vuitton SE
986,299
0.2
3,005
Thales SA
605,094
0.2
3,365,945
0.8
Germany : 2.4%
3,855
Adidas AG
985,384
0.2
28,263  Deutsche Telekom AG,
Reg
1,019,940
0.2
5,895
Hochtief AG
921,639
0.2
21,415
Infineon Technologies AG
794,353
0.2
1,600
Linde PLC DE
745,551
0.2
2,571  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
1,457,115
0.4
3,010
Nemetschek SE
352,934
0.1
10,700
SAP SE
2,969,280
0.7
4,155
Siemens AG, Reg
953,277
0.2
10,199,473
2.4
Ireland : 0.2%
8,443
CRH PLC IE
866,968
0.2
Italy : 0.6%
129,250
Intesa Sanpaolo SpA
636,940
0.2
46,510
Lottomatica Group SpA
802,739
0.2
17,981
UniCredit SpA
948,525
0.2
2,388,204
0.6
Japan : 1.8%
33,995
Canon, Inc.
1,150,798
0.3
17,425  Chugai Pharmaceutical
Co. Ltd.
875,292
0.2
1,670
Fast Retailing Co. Ltd.
509,702
0.1
34,095
Hitachi Ltd.
866,562
0.2
8,370
Konami Group Corp.
1,021,997
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
24,100
Sompo Holdings, Inc.
$ 717,510
0.2
44,080
Sony Group Corp., ADR
1,103,763
0.3
60,960  Sumitomo Electric
Industries Ltd.
1,074,458
0.2
4,430
Tokyo Electron Ltd.
662,445
0.1
7,982,527
1.8
Netherlands : 0.5%
490
(1)(2)
Adyen NV
894,452
0.2
2,150
(1)
Argenx SE, ADR
1,343,041
0.3
2,237,493
0.5
Norway : 0.2%
45,080
DNB Bank ASA
1,040,168
0.2
Singapore : 0.2%
230,775  Singapore Technologies
Engineering Ltd.
924,738
0.2
Spain : 0.2%
14,305  Industria de Diseno Textil
SA
768,714
0.2
Sweden : 0.2%
31,505
Volvo AB - Class B
977,922
0.2
Switzerland : 0.6%
21,695  Coca-Cola HBC AG -
Class DI
919,339
0.2
1,110
Lonza Group AG
704,791
0.2
1,600  Zurich Insurance Group
AG
1,057,103
0.2
2,681,233
0.6
Taiwan : 0.4%
6,070
Alchip Technologies Ltd.
598,181
0.2
5,635  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
1,017,287
0.2
1,615,468
0.4
United Kingdom : 3.0%
28,225
3i Group PLC
1,412,678
0.3
13,300
AstraZeneca PLC, ADR
1,013,593
0.2
72,621
Barclays PLC, ADR
1,150,317
0.3
15,810
(1)
Birkenstock Holding PLC
782,279
0.2
37,851
Compass Group PLC
1,325,004
0.3
3,650
(1)
Flutter Entertainment
PLC - Class DI
1,007,415
0.2
27,645
RELX PLC - GBP
1,336,031
0.3
187,426
(1)
Rolls-Royce Holdings
PLC
1,769,368
0.4
10,885
Shell PLC, ADR
734,302
0.2
46,016
TechnipFMC PLC
1,354,711
0.3
253,320
Tesco PLC
1,214,670
0.3
13,100,368
3.0
United States : 18.4%
6,015
3M Co.
933,047
0.2
8,627
AbbVie, Inc.
1,803,302
0.4
5,029
Allstate Corp.
1,001,525
0.2
21,025
Alphabet, Inc. - Class A
3,580,137
0.8
25,887
(1)
Amazon.com, Inc.
5,495,292
1.3
2,930
Aon PLC - Class A
1,198,722
0.3
25,502
Apple, Inc.
6,167,404
1.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
26,425
AT&T, Inc.
$ 724,309
0.2
15,560
Baker Hughes Co.
693,820
0.2
32,900
Bank of America Corp.
1,516,690
0.3
11,205
(1)
Boston Scientific Corp.
1,162,967
0.3
8,880
Broadcom, Inc.
1,770,938
0.4
4,593
(1)
CBRE Group, Inc. - Class
A
651,930
0.2
12,875
(1)
Chipotle Mexican Grill,
Inc.
694,864
0.2
17,000
(1)
Clearwater Analytics
Holdings, Inc. - Class A
528,700
0.1
1,685  Constellation Energy
Corp.
422,168
0.1
35,906
(1)
Coupang, Inc.
850,972
0.2
1,340
(1)
Crowdstrike Holdings,
Inc. - Class A
522,144
0.1
1,805
Deere & Co.
867,826
0.2
5,415  Discover Financial
Services
1,056,954
0.2
3,116
Ecolab, Inc.
838,235
0.2
1,757
Eli Lilly & Co.
1,617,547
0.4
1,100
Equinix, Inc.
995,082
0.2
4,025
(1)
Fiserv, Inc.
948,652
0.2
6,025
General Electric Co.
1,247,055
0.3
3,230
(1)
GoDaddy, Inc. - Class A
579,785
0.1
12,344
International Paper Co.
695,584
0.2
1,655
(1)
Intuitive Surgical, Inc.
948,563
0.2
10,535
JPMorgan Chase & Co.
2,788,088
0.6
6,425
Marvell Technology, Inc.
589,943
0.1
4,909
Mastercard, Inc. - Class A
2,829,106
0.7
3,644
McDonald's Corp.
1,123,555
0.3
1,805
McKesson Corp.
1,155,669
0.3
5,143  Meta Platforms, Inc. -
Class A
3,436,553
0.8
10,636
Microsoft Corp.
4,222,386
1.0
2,390
Moody's Corp.
1,204,417
0.3
8,415
Morgan Stanley
1,120,121
0.3
1,330
(1)
Netflix, Inc.
1,304,145
0.3
42,199
NVIDIA Corp.
5,271,499
1.2
4,419
Oracle Corp.
733,819
0.2
1,365
Parker-Hannifin Corp.
912,516
0.2
3,530
(1)
Paylocity Holding Corp.
721,144
0.2
3,127
Quanta Services, Inc.
811,863
0.2
820  Regeneron
Pharmaceuticals, Inc.
572,967
0.1
1,995
Rockwell Automation, Inc.
572,864
0.1
34,893
(1)
SailPoint, Inc.
837,432
0.2
3,309
Salesforce, Inc.
985,586
0.2
1,100
(1)
ServiceNow, Inc.
1,022,736
0.2
2,485
(1)
Take-Two Interactive
Software, Inc.
526,770
0.1
3,840
(1)
Tesla, Inc.
1,125,043
0.3
7,754  Tradeweb Markets, Inc. -
Class A
1,049,659
0.2
3,473
UnitedHealth Group, Inc.
1,649,536
0.4
3,135
Valero Energy Corp.
409,839
0.1
15,277
Vornado Realty Trust
642,245
0.1
16,619
Walmart, Inc.
1,638,800
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
13,630
Williams Cos., Inc.
$ 792,993
0.2
79,565,508
18.4
Uruguay : 0.3%
540
(1)
MercadoLibre, Inc.
1,145,810
0.3
Total Common Stock
(Cost $130,829,976)
140,759,137
32.5
Principal
Amount † RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES : 28.9%
Australia : 0.6%
1,200,000
(3)
Glencore Funding
LLC, GLEN, 2.160%,
03/27/2025 1,195,008
0.3
470,000
(2)
IREN Ltd., 3.250%,
06/15/2030 399,500
0.1
AUD
1,400,000  Telix Pharmaceuticals
Ltd., 2.375%,
07/30/2029 1,187,733
0.2
2,782,241
0.6
Canada : 0.5%
2,165,000  Shopify, Inc., 0.125%,
11/01/2025 2,237,528
0.5
China : 2.5%
2,145,000
(2)
Alibaba Group Holding
Ltd., 0.500%,
06/01/2031 3,094,699
0.7
200,000  GDS Holdings Ltd.,
4.500%,
01/31/2030 353,400
0.1
HKD
7,000,000  Kingsoft Corp. Ltd.,
0.625%,
04/29/2025 1,066,600
0.2
880,000  Lenovo Group Ltd.,
2.500%,
08/26/2029 1,286,734
0.3
1,200,000  Ping An Insurance
Group Co. of China Ltd.,
0.875%,
07/22/2029 1,472,609
0.3
975,000
(2)
Trip.com Group Ltd.,
0.750%,
06/15/2029 1,085,175
0.3
800,000
(3)
Wuxi Apptec Hongkong
Ltd., (2.090)%,
10/19/2025 810,800
0.2
700,000
(3)
Xiaomi Best Time
International Ltd.,
(1.120)%,
12/17/2027 1,033,550
0.2
685,000  ZTO Express Cayman,
Inc., 1.500%,
09/01/2027 689,692
0.2
10,893,259
2.5
Denmark : 0.3%
1,040,000  Ascendis Pharma A/S,
2.250%,
04/01/2028 1,225,276
0.3
France : 0.4%
EUR
30,000  Accor SA, 0.700%,
12/07/2027 1,770,027
0.4
Germany : 0.6%
EUR
900,000  MTU Aero Engines
AG MTX, 0.050%,
03/18/2027 986,765
0.2

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Germany (continued)
EUR
500,000  Rheinmetall AG A,
1.875%,
02/07/2028 $ 1,685,431
0.4
2,672,196
0.6
Hong Kong : 0.2%
800,000  Gold Pole Capital Co.
Ltd., 1.000%,
06/25/2029 808,400
0.2
Italy : 0.2%
EUR
700,000  Saipem SpA, 2.875%,
09/11/2029 962,736
0.2
Japan : 0.3%
JPY
210,000,000
(3)
Daiwa House Industry
Co. Ltd., (0.620)%,
03/30/2029 1,450,825
0.3
Macao : 0.3%
1,100,000
(2)
Wynn Macau Ltd.,
4.500%,
03/07/2029 1,118,700
0.3
Netherlands : 0.1%
EUR
200,000  BE Semiconductor
Industries NV, 1.875%,
04/06/2029 264,469
0.1
New Zealand : 0.6%
1,300,000
(3)
Xero Investments Ltd.,
0.490%,
12/02/2025 1,281,472
0.3
1,000,000  Xero Investments Ltd.,
1.625%,
06/12/2031 1,164,250
0.3
2,445,722
0.6
Singapore : 0.6%
805,000  Sea Ltd., 2.375%,
12/01/2025 1,165,237
0.3
1,600,000
(3)
STMicroelectronics NV
A, 4.970%,
08/04/2025 1,561,105
0.3
2,726,342
0.6
South Korea : 0.7%
EUR
500,000  Delivery Hero SE,
3.250%,
02/21/2030 524,775
0.1
1,400,000  SK Hynix, Inc., 1.750%,
04/11/2030 2,387,000
0.6
2,911,775
0.7
Spain : 0.8%
EUR
1,600,000  Cellnex Telecom
SA, CLNX, 0.500%,
07/05/2028 1,769,372
0.4
EUR
1,600,000  Iberdrola Finanzas SA,
IBE, 0.800%,
12/07/2027 1,898,475
0.4
3,667,847
0.8
Sweden : 0.4%
EUR
1,200,000  Fastighets AB Balder,
3.500%,
02/23/2028 1,588,379
0.4
Switzerland : 0.2%
CHF
600,000  ELM BV for Swiss
Prime Site AG, 1.625%,
05/31/2030 828,715
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Taiwan : 0.2%
800,000
(3)
Quanta Computer, Inc.,
(0.220)%,
09/16/2029 $ 808,000
0.2
United Kingdom : 0.3%
EUR
800,000  International
Consolidated Airlines
Group SA IAG, 1.125%,
05/18/2028 1,147,250
0.3
United States : 19.1%
970,000  Advanced Energy
Industries, Inc., 2.500%,
09/15/2028 1,070,201
0.2
1,000,000
(2)
Affirm Holdings, Inc.,
0.750%,
12/15/2029 1,016,600
0.2
775,000
(2)
Alignment Healthcare,
Inc., 4.250%,
11/15/2029 1,010,212
0.2
985,000  Alnylam Pharmaceuticals,
Inc., 1.000%,
09/15/2027 1,083,500
0.2
1,075,000  Alphatec Holdings, Inc.,
0.750%,
08/01/2026 1,130,792
0.3
725,000  American Airlines Group,
Inc., 6.500%,
07/01/2025 760,797
0.2
330,000  Axon Enterprise, Inc.,
0.500%,
12/15/2027 776,490
0.2
550,000  Bloom Energy Corp.,
2.500%,
08/15/2025 834,625
0.2
410,000
(2)
Bridgebio Pharma, Inc.,
1.750%,
03/01/2031 434,190
0.1
820,000  Bridgebio Pharma, Inc.,
2.500%,
03/15/2027 939,966
0.2
1,595,000
(3)
Cloudflare, Inc.,
(3.830)%,
08/15/2026 1,688,547
0.4
1,510,000  Coinbase Global, Inc.,
0.500%,
06/01/2026 1,523,590
0.4
1,200,000
(2)(3)
Datadog, Inc., 2.100%,
12/01/2029 1,087,200
0.3
1,535,000
(2)
Digital Realty Trust L.P.,
1.875%,
11/15/2029 1,558,025
0.4
740,000
(3)
DraftKings Holdings, Inc.,
3.750%,
03/15/2028 661,560
0.2
730,000  Envista Holdings Corp.,
2.375%,
06/01/2025 782,195
0.2
855,000
(2)
Exact Sciences Corp.,
1.750%,
04/15/2031 758,813
0.2
1,000,000
(3)
Expedia Group, Inc.,
(1.080)%,
02/15/2026 1,010,500
0.2
545,000
(2)
Federal Realty OP L.P.,
3.250%,
01/15/2029 556,445
0.1
750,000
(2)
Galaxy Digital Holdings
L.P., 2.500%,
12/01/2029 688,050
0.2
1,065,000
(2)
Global Payments, Inc.,
1.500%,
03/01/2031 1,019,738
0.2
555,000
(2)
Granite Construction,
Inc., 3.250%,
06/15/2030 700,160
0.2
1,520,000
(2)
Guidewire Software, Inc.,
1.250%,
11/01/2029 1,624,880
0.4
1,375,000  Halozyme Therapeutics,
Inc., 0.250%,
03/01/2027 1,423,125
0.3
405,000  HubSpot, Inc., 0.375%,
06/01/2025 1,034,887
0.2

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
1,155,000  IMAX Corp., 0.500%,
04/01/2026 $ 1,254,715
0.3
1,190,000  Insulet Corp., 0.375%,
09/01/2026 1,547,774
0.4
1,230,000
(2)
iRhythm Technologies,
Inc., 1.500%,
09/01/2029 1,313,948
0.3
820,000
(2)
Itron, Inc., 1.375%,
07/15/2030 879,040
0.2
1,155,000
(2)
Jazz Investments I Ltd.,
3.125%,
09/15/2030 1,378,493
0.3
565,000
(2)
LeMaitre Vascular, Inc.,
2.500%,
02/01/2030 585,340
0.1
605,000
(2)
Liberty Broadband Corp.,
3.125%,
03/31/2053 606,815
0.1
540,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 686,070
0.2
1,725,000
(2)
Live Nation
Entertainment, Inc.,
2.875%,
01/15/2030 1,812,112
0.4
1,550,000  Lumentum Holdings, Inc.,
0.500%,
12/15/2026 1,640,675
0.4
710,000
(2)(3)
MACOM Technology
Solutions Holdings, Inc.,
0.740%,
12/15/2029 685,505
0.2
620,000
(2)
Merit Medical Systems,
Inc., 3.000%,
02/01/2029 821,810
0.2
2,105,000
(2)(3)
MicroStrategy, Inc.,
1.020%,
12/01/2029 1,650,320
0.4
370,000  Middleby Corp., 1.000%,
09/01/2025 482,073
0.1
1,160,000
(2)
MP Materials Corp.,
3.000%,
03/01/2030 1,574,700
0.4
2,685,000  NCL Corp. Ltd., 1.125%,
02/15/2027 2,704,466
0.6
1,130,000
(2)
Nutanix, Inc., 0.500%,
12/15/2029 1,264,884
0.3
1,165,000
(2)
OSI Systems, Inc.,
2.250%,
08/01/2029 1,443,202
0.3
940,000  PAR Technology Corp.,
1.500%,
10/15/2027 1,069,250
0.2
3,360,000  PG&E Corp., 4.250%,
12/01/2027 3,509,007
0.8
1,010,000  Repligen Corp., 1.000%,
12/15/2028 1,075,650
0.2
755,000
(2)
Rexford Industrial Realty
L.P., 4.375%,
03/15/2027 755,377
0.2
1,350,000  Rivian Automotive, Inc.,
3.625%,
10/15/2030 1,150,065
0.3
EUR
3,300,000  Schneider Electric
SE, SUFP, 1.625%,
06/28/2031 3,696,456
0.9
1,025,000  Seagate HDD Cayman,
3.500%,
06/01/2028 1,380,034
0.3
520,000  Semtech Corp., 1.625%,
11/01/2027 666,380
0.2
1,040,000
(3)
Shake Shack, Inc.,
1.280%,
03/01/2028 1,001,000
0.2
1,000,000  Shift4 Payments, Inc.,
0.500%,
08/01/2027 1,075,500
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
795,000  Snap, Inc., 0.750%,
08/01/2026 $ 782,558
0.2
1,755,000
(2)(3)
Snowflake, Inc.,
(5.400)%,
10/01/2029 2,308,483
0.5
1,010,000  Southern Co., 3.875%,
12/15/2025 1,114,787
0.3
1,010,000  Southwest Airlines Co.,
1.250%,
05/01/2025 1,006,465
0.2
700,000
(3)
Spotify USA, Inc.,
(6.570)%,
03/15/2026 885,080
0.2
875,000
(2)
Synaptics, Inc., 0.750%,
12/01/2031 843,500
0.2
945,000  Travere Therapeutics,
Inc., 2.250%,
03/01/2029 1,014,103
0.2
715,000
(3)
Uber Technologies, Inc.,
(6.350)%,
12/15/2025 776,490
0.2
380,000  Uber Technologies,
Inc. 2028, 0.875%,
12/01/2028 473,100
0.1
1,055,000
(2)
UGI Corp., 5.000%,
06/01/2028 1,384,688
0.3
260,000  United States Steel Corp.,
5.000%,
11/01/2026 784,940
0.2
600,000
(2)
Upstart Holdings, Inc.,
1.000%,
11/15/2030 646,500
0.1
1,090,000  Viavi Solutions, Inc.,
1.625%,
03/15/2026 1,169,025
0.3
630,000  Wayfair, Inc., 3.250%,
09/15/2027 651,105
0.1
1,940,000
(2)
Welltower OP LLC,
3.125%,
07/15/2029 2,537,520
0.6
695,000  Western Digital Corp.,
3.000%,
11/15/2028 973,695
0.2
970,000  Wolfspeed, Inc., 0.250%,
02/15/2028 434,560
0.1
805,000  Xometry, Inc., 1.000%,
02/01/2027 778,837
0.2
480,000  Zillow Group, Inc.,
2.750%,
05/15/2025 558,480
0.1
620,000  Zscaler, Inc., 0.125%,
07/01/2025 822,430
0.2
82,832,095
19.1
Total Convertible Bonds/
Notes
(Cost $120,198,756)
125,141,782
28.9
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 32.3%
Australia : 0.7%
3,320,000
(2)
FMG Resources August
2006 Pty Ltd., 4.375%,
04/01/2031 3,048,215
0.7
Brazil : 1.0%
4,200,000  Petrobras Global Finance
BV, 6.500%,
07/03/2033 4,252,920
1.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada : 2.7%
2,925,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 $ 2,976,542
0.7
3,735,000
(2)
Bombardier, Inc., 7.500%,
02/01/2029 3,866,838
0.9
1,105,000
(2)
Hudbay Minerals, Inc.,
6.125%,
04/01/2029 1,104,515
0.2
4,195,000
(2)
Open Text Holdings, Inc.,
4.125%,
12/01/2031 3,762,178
0.9
11,710,073
2.7
Finland : 0.4%
1,530,000
(2)
Amer Sports Co.,
6.750%,
02/16/2031 1,576,818
0.4
Guatemala : 0.8%
3,630,000
(2)
Millicom International
Cellular SA, 7.375%,
04/02/2032 3,706,230
0.8
Mexico : 0.7%
3,120,000
(2)
Cemex SAB de CV,
5.200%,
09/17/2030 3,042,975
0.7
Netherlands : 0.5%
2,415,000
(2)
Trivium Packaging
Finance BV, 8.500%,
08/15/2027 2,413,137
0.5
United Kingdom : 0.7%
3,205,000
(2)
Virgin Media Secured
Finance PLC, 5.500%,
05/15/2029 3,070,275
0.7
United States : 24.8%
1,970,000
(2)
AAR Escrow Issuer LLC,
6.750%,
03/15/2029 2,014,642
0.5
735,000
(2)
Adient Global Holdings
Ltd., 7.500%,
02/15/2033 735,923
0.2
1,555,000  American Axle &
Manufacturing, Inc.,
6.875%,
07/01/2028 1,545,356
0.4
1,490,000
(2)
Arsenal AIC Parent LLC,
8.000%,
10/01/2030 1,554,590
0.4
1,505,000
(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,532,858
0.4
1,930,000
(2)
Builders FirstSource, Inc.,
6.375%,
06/15/2032 1,965,948
0.5
2,430,000
(2)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 2,371,068
0.5
2,330,000
(2)
CCO Holdings LLC / CCO
Holdings Capital Corp.,
7.375%,
03/01/2031 2,399,287
0.6
1,530,000
(2)
Central Parent LLC /
CDK Global II LLC /
CDK Financing Co., Inc.,
8.000%,
06/15/2029 1,447,242
0.3
1,925,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 2,013,666
0.5
1,140,000
(2)
Chemours Co., 8.000%,
01/15/2033 1,124,646
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,060,000
(2)
Churchill Downs, Inc.,
6.750%,
05/01/2031 $ 1,082,094
0.2
1,390,000
(2)
CITGO Petroleum Corp.,
8.375%,
01/15/2029 1,434,930
0.3
1,890,000
(2)
Civitas Resources, Inc.,
8.750%,
07/01/2031 1,975,172
0.5
725,000
(2)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
02/15/2030 742,429
0.2
1,580,000
(2)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 1,588,682
0.4
1,415,000
(2)
CNX Resources Corp.,
7.375%,
01/15/2031 1,454,906
0.3
1,515,000
(2)
Coherent Corp., 5.000%,
12/15/2029 1,463,207
0.3
1,635,000
(2)
Compass Group
Diversified Holdings LLC,
5.250%,
04/15/2029 1,585,268
0.4
1,305,000
(2)
Credit Acceptance Corp.,
6.625%,
03/15/2030 1,309,378
0.3
2,020,000
(2)
EquipmentShare.com,
Inc., 8.000%,
03/15/2033 2,099,883
0.5
2,145,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 2,261,008
0.5
665,000
(2)
Frontier Communications
Holdings LLC, 8.750%,
05/15/2030 703,547
0.2
1,395,000
(2)
Gen Digital, Inc., 7.125%,
09/30/2030 1,439,701
0.3
2,965,000
(2)
GFL Environmental, Inc.,
6.750%,
01/15/2031 3,078,530
0.7
1,215,000  Goodyear Tire & Rubber
Co., 5.250%,
07/15/2031 1,128,705
0.3
1,150,000
(2)
Hilton Grand Vacations
Borrower Escrow LLC /
Hilton Grand Vacations
Borrower Esc, 5.000%,
06/01/2029 1,097,719
0.2
2,345,000
(2)
Iron Mountain, Inc.,
7.000%,
02/15/2029 2,417,008
0.6
1,395,000
(2)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2027 1,417,898
0.3
1,730,000
(2)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 1,758,031
0.4
2,860,000
(2)
Nationstar Mortgage
Holdings, Inc., 7.125%,
02/01/2032 2,948,617
0.7
1,435,000  Navient Corp., 9.375%,
07/25/2030 1,566,726
0.4
1,440,000
(2)
NCL Corp. Ltd., 6.750%,
02/01/2032 1,472,891
0.3
1,875,000
(2)
Nexstar Media, Inc.,
5.625%,
07/15/2027 1,855,911
0.4
1,500,000
(2)
Northern Oil and Gas,
Inc., 8.750%,
06/15/2031 1,563,833
0.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
695,000  OneMain Finance Corp.,
7.125%,
11/15/2031 $ 715,429
0.2
1,300,000  OneMain Finance Corp.,
9.000%,
01/15/2029 1,373,688
0.3
2,270,000
(2)
Organon & Co / Organon
Foreign Debt Co-Issuer
BV, 7.875%,
05/15/2034 2,331,905
0.5
2,240,000
(2)
Panther Escrow Issuer
LLC, 7.125%,
06/01/2031 2,306,734
0.5
2,180,000
(2)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 2,284,226
0.5
2,010,000
(2)
Performance Food
Group, Inc., 6.125%,
09/15/2032 2,022,661
0.5
1,565,000
(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 1,573,841
0.4
2,400,000
(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 2,398,946
0.6
1,865,000
(2)
PRA Group, Inc., 8.375%,
02/01/2028 1,932,610
0.4
1,805,000
(2)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 1,833,618
0.4
695,000
(2)
Royal Caribbean Cruises
Ltd., 6.250%,
03/15/2032 709,467
0.2
715,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 717,249
0.2
2,075,000  Seagate HDD Cayman,
8.500%,
07/15/2031 2,233,227
0.5
1,520,000
(2)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 1,474,330
0.3
1,420,000
(2)
SM Energy Co., 7.000%,
08/01/2032 1,421,610
0.3
1,075,000
(2)
Snap, Inc., 6.875%,
03/01/2033 1,089,129
0.2
1,070,000
(2)
Station Casinos LLC,
6.625%,
03/15/2032 1,080,459
0.2
1,395,000
(2)
Stonepeak Nile Parent
LLC, 7.250%,
03/15/2032 1,434,932
0.3
700,000  Synchrony Financial,
7.250%,
02/02/2033 743,304
0.2
1,135,000  TEGNA, Inc., 5.000%,
09/15/2029 1,074,174
0.2
1,765,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,765,043
0.4
815,000
(2)
Tenneco, Inc., 8.000%,
11/17/2028 810,384
0.2
1,665,000
(2)
TransDigm, Inc., 6.000%,
01/15/2033 1,649,834
0.4
1,460,000
(2)
TransDigm, Inc., 6.625%,
03/01/2032 1,489,542
0.3
1,545,000
(2)
Transocean, Inc.,
8.500%,
05/15/2031 1,526,687
0.3
1,765,000
(2)
Tronox, Inc., 4.625%,
03/15/2029 1,580,922
0.4
1,725,000
(2)
UKG, Inc., 6.875%,
02/01/2031 1,771,611
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,440,000  USA Compression
Partners L.P. / USA
Compression Finance
Corp., 6.875%,
09/01/2027 $ 1,448,568
0.3
1,135,000
(2)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 1,152,020
0.3
1,975,000
(2)
Weatherford International
Ltd., 8.625%,
04/30/2030 2,040,459
0.5
1,000,000
(2)
WESCO Distribution, Inc.,
6.375%,
03/15/2033 1,010,562
0.2
2,070,000
(2)
XPO, Inc., 7.125%,
06/01/2031 2,145,621
0.5
107,294,092
24.8
Total Corporate Bonds/
Notes
(Cost $140,054,043)
140,114,735
32.3
Principal
Amount † RA Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES : 0.8%
Canada : 0.2%
680,000
(2)(4)
National Bank of Canada,
1.500% (Guarantor:
National Bank of Canada,
Index: iShares MSCI
India ETF),
09/27/2027 664,564
0.2
United Kingdom : 0.4%
2,000,000
(4)
Barclays Bank PLC,
1.250% (Guarantor:
Barclays Bank PLC,
Index: iShares MSCI
India ETF),
11/04/2027 1,927,000
0.4
United States : 0.2%
720,000
(4)
GS Finance Corp.,
1.500% (Guarantor: The
Goldman Sachs Group,
Inc., Index: iShares MSCI
India ETF),
08/23/2027 722,304
0.2
Total Equity-Linked Notes
(Cost $3,643,528)
3,313,868
0.8
Shares
PREFERRED STOCK : 0.9%
United States : 0.9%
11,385
Ares Management Corp.
616,611
0.1
26,950
Boeing Co.
1,616,596
0.4
11,785  Hewlett Packard
Enterprise Co.
672,806
0.2
22,760
NextEra Energy, Inc.
1,090,432
0.2
3,996,445
0.9
Total Preferred Stock
(Cost $3,873,934)
3,996,445
0.9
Total Long-Term
Investments
(Cost $398,600,237)
413,325,967
95.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.4%
Mutual Funds : 4.4%
18,908,039
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.250%
(Cost $18,908,039) $ 18,908,039 4.4
Total Short-Term
Investments
(Cost $18,908,039)
$ 18,908,039
4.4
Total Investments in
Securities
(Cost $417,508,276) $ 432,234,006 99.8
Assets in Excess of
Other Liabilities 894,208 0.2
Net Assets $ 433,128,214 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2025.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Rate shown is the 7-day yield as of February 28, 2025.
Currency Abbreviations:
AUD Australian Dollar
CHF Swiss Franc
EUR EU Euro
HKD Hong Kong Dollar
JPY Japanese Yen
Sector Diversiﬁcation
as of  February 28, 2025
(as a percentage of net assets)
Industrial 11.5%
Technology 9.0%
Information Technology 8.7%
Consumer, Cyclical 8.2%
Financial 8.1%
Consumer, Non-cyclical 8.0%
Communications 7.6%
Financials 5.5%
Energy 5.4%
Consumer Discretionary 5.1%
Industrials 4.0%
Health Care 3.4%
Basic Materials 3.3%
Communication Services 3.0%
Utilities 2.1%
Consumer Staples 1.1%
Materials 0.7%
Real Estate 0.7%
Assets in Excess of Other Liabilities
*
4.6%
Net Assets 100.0%
*       Includes short-term investments.
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 2,706,483 $ — $ 2,706,483
Belgium — 955,195 — 955,195
Canada 7,500,434 — — 7,500,434
China 736,486 — — 736,486
France — 3,365,945 — 3,365,945
Germany — 10,199,473 — 10,199,473
Ireland — 866,968 — 866,968
Italy — 2,388,204 — 2,388,204
Japan 1,103,763 6,878,764 — 7,982,527
Netherlands 1,343,041 894,452 — 2,237,493
Norway — 1,040,168 — 1,040,168
Singapore — 924,738 — 924,738
Spain — 768,714 — 768,714
Sweden — 977,922 — 977,922
Switzerland — 2,681,233 — 2,681,233
Taiwan 1,017,287 598,181 — 1,615,468
United Kingdom 5,035,202 8,065,166 — 13,100,368
United States 79,565,508 — — 79,565,508
Uruguay 1,145,810 — — 1,145,810
Total Common Stock 97,447,531 43,311,606 — 140,759,137
Convertible Bonds/Notes — 125,141,782 — 125,141,782
Corporate Bonds/Notes — 140,114,735 — 140,114,735
Equity-Linked Notes — — 3,313,868 3,313,868
Preferred Stock — 3,996,445 — 3,996,445
Short-Term Investments 18,908,039 — — 18,908,039
Total Investments, at fair value $ 116,355,570 $ 312,564,568 $ 3,313,868 $ 432,234,006
Liabilities Table
Other Financial Instruments+
Written Options $ (66,234) $ — $ — $ (66,234)
Total Liabilities $ (66,234) $ — $ — $ (66,234)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At February 28, 2025, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3M Co.
Call 03/21/25 165.00 USD 30 USD 465,360 $ 1,169 $ (2,040)
Allstate Corp. (The)
Call 03/21/25 210.00 USD 25 USD 497,875 649 (2,375)
Alphabet, Inc.
Call 03/21/25 210.00 USD 105 USD 1,808,310 12,409 (1,155)
Amazon.com, Inc.
Call 03/21/25 250.00 USD 129 USD 2,738,412 5,581 (1,806)
Aon PLC
Call 03/21/25 420.00 USD 15 USD 613,680 1,193 (3,450)
Apple, Inc.
Call 03/21/25 270.00 USD 64 USD 1,547,776 2,421 (896)
Bank of America Corp.
Call 03/21/25 49.00 USD 105 USD 484,050 1,220 (1,995)
Boston Scientific Corp.
Call 03/21/25 110.00 USD 28 USD 290,612 1,923 (1,260)
CBRE Group, Inc.
Call 03/21/25 155.00 USD 23 USD 326,462 1,693 (1,438)

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Deere & Co.
Call 03/21/25 530.00 USD 9 USD 432,711 $ 863 $ (531)
Discover Financial Services
Call 03/21/25 220.00 USD 27 USD 527,013 802 (1,539)
Eli Lilly & Co.
Call 03/21/25 1,000.00 USD 9 USD 828,567 1,248 (3,015)
Equinix, Inc.
Call 03/21/25 1,000.00 USD 6 USD 542,772 1,810 (1,350)
General Electric Co.
Call 03/21/25 215.00 USD 30 USD 620,940 2,899 (7,020)
GoDaddy, Inc.
Call 03/21/25 210.00 USD 11 USD 197,450 647 (88)
Intuitive Surgical, Inc.
Call 03/21/25 645.00 USD 8 USD 458,520 1,382 (620)
JPMorgan Chase & Co.
Call 03/21/25 280.00 USD 26 USD 688,090 1,675 (2,496)
Mastercard, Inc.
Call 03/21/25 600.00 USD 25 USD 1,440,775 1,732 (4,750)
McKesson Corp.
Call 03/21/25 650.00 USD 7 USD 447,685 1,509 (7,000)
Meta Platforms, Inc.
Call 03/21/25 750.00 USD 13 USD 868,660 2,426 (2,041)
Microsoft Corp.
Call 03/21/25 445.00 USD 58 USD 2,302,542 2,557 (1,508)
Morgan Stanley
Call 03/21/25 145.00 USD 42 USD 559,062 2,103 (1,512)
Netflix, Inc.
Call 03/21/25 1,140.00 USD 7 USD 686,392 1,166 (455)
NVIDIA Corp.
Call 03/21/25 153.00 USD 208 USD 2,598,336 11,792 (12,480)
Rockwell Automation, Inc.
Call 03/21/25 340.00 USD 10 USD 287,150 592 (20)
Salesforce, Inc.
Call 03/21/25 340.00 USD 17 USD 506,345 862 (646)
ServiceNow, Inc.
Call 03/21/25 1,100.00 USD 6 USD 557,856 3,106 (330)
Tesla, Inc.
Call 03/21/25 415.00 USD 19 USD 556,662 3,443 (1,102)
UnitedHealth Group, Inc.
Call 03/21/25 570.00 USD 22 USD 1,044,912 7,828 (418)
Valero Energy Corp.
Call 03/21/25 155.00 USD 16 USD 209,168 868 (208)
Walmart, Inc.
Call 03/21/25 110.00 USD 69 USD 680,409 887 (690)
$ 80,455 $ (66,234)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 20,080,479
Gross Unrealized Depreciation (5,354,749)
Net Unrealized Appreciation $ 14,725,730